Loss Per Share - Components of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributed to shareholders	$ (73,675)	$ (39,339)	$ (33,791)
Weighted average number of shares in issue	55,299,863	42,350,757	37,775,948
Basic and diluted loss per share	$ (1.33)	$ (0.93)	$ (0.90)